Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Epicsoft Ventures Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Common shareholders
Nature	Reimbursement of business expenses
Amount due from related parties			$ 426
SEGA Corporation [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company
Nature	Recoupable advertising fee receivable
Amount due from related parties			377,904
Relationship	Shareholder of the Company
Revenue from a related party	$ 214	$ 675
Relationship	Shareholder of the Company
Nature	Purchase of console game
Cost of revenue from related parties	$ 5,318,374	7,154,918
Joseph Thomas Van Heeswijk [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Director loan, interest free, no maturity date
Amount due from related parties	$ 254		8,873
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties	$ 7,509		197,885
Jianhao Tan Brand Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship	Jianhao Tan, the shareholder of JHTB Venture, the CEO of Titan Digital
Nature	Expenses paid on behalf
Amount due from related parties			5,131
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	254		392,334
Accounts payable, a related party	3,958,410		4,567,337
Amount due to related parties	190,459		683,338
Cost of revenue from related parties	$ 5,319,134	7,308,820
Nekcom Inc [Member]
Related Party Transaction [Line Items]
Relationship	Equity securities investee
Nature	Prepayment for a recoupable minimum sales guarantee, Five (5) years following the First Commercial Release Date
Prepayment, a related party	$ 5,000,000		3,000,000
SEGA Corporation [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company
Nature	Purchase
Accounts payable, a related party	$ 3,958,410		4,567,337
Choo See Wee (“Jacky”) [Member]
Related Party Transaction [Line Items]
Relationship	Chairman of the Company
Nature	Loan from Director, interest fee and repayable on demand
Amount due to related parties	$ 12,292		12,293
Tan Jian Hao [Member]
Related Party Transaction [Line Items]
Relationship	Shareholder of the Company
Nature	Loan from Director, interest fee and repayable on demand
Amount due to related parties	$ 124,038		56,127
Shaun Amah Goz [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties	$ 6,499		197,885
Wong Wan Ping Mario [Member]
Related Party Transaction [Line Items]
Relationship	Minority Shareholder of 2Game
Nature	Consideration payable for 10% controlling interest in 2Game
Amount due to related parties			197,885
Debbie Soon [Member]
Related Party Transaction [Line Items]
Relationship	Director of Starry Jewelry
Nature	Expenses paid on behalf
Amount due to related parties			743
Mr. Shaun [Member]
Related Party Transaction [Line Items]
Relationship	Director of 2 Game Dubai
Nature	Expenses paid on behalf
Amount due to related parties	$ 40,121		$ 20,520
Jianhao Tan [Member]
Related Party Transaction [Line Items]
Relationship	CEO of Titan Digital
Nature	Content creation for social media advertising
Cost of revenue from related parties	$ 760	$ 153,902